Components of Long-Term Debt and Lines of Credit (Parenthetical) (Detail)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Second Lien Credit Agreement
Debt Instrument [Line Items]
Debt instrument maturity date	Mar. 27, 2018
Other Loans and Notes Payable
Debt Instrument [Line Items]
Average interest rate	3.20%
8.875% Senior Notes
Debt Instrument [Line Items]
Due date	2020	2020
Debt instrument maturity date	Dec. 01, 2020